Performance Management - Capital Group Dividend Value ETF	Jul. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Investment results
Performance Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund. Past investment results (before and after taxes) are not predictive of future investment results. Updated information on the fund’s investment results can be obtained by visiting capitalgroup.com/etf.

Performance Past Does Not Indicate Future [Text]	Past investment results (before and after taxes) are not predictive of future investment results.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe. This information provides some indication of the risks of investing in the fund.
Bar Chart Narrative [Text Block]

The following bar chart shows how the fund’s investment results have varied from year to year, and the following table shows how the fund’s average annual total returns for various periods compare with a broad measure of securities market results and, if applicable, other measures of market results that reflect the fund’s investment universe.

Bar Chart [Heading]	Calendar year total returns
Bar Chart [Table]
Bar Chart Closing [Text Block]

Highest/Lowest quarterly results during this period were:

Highest      13.33% (quarter ended December 31, 2023)

Lowest       -2.80% (quarter ended December 31, 2024)

The fund's total return for the six months ended June 30, 2026, was 13.70%

Year to Date Return, Label [Optional Text]	The fund's total return for the six months ended
Bar Chart, Year to Date Return	13.70%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	13.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(2.80%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.
Performance [Table]

Average annual total returns For the periods ended December 31, 2025:	1 year	Lifetime
Fund (inception date – 2/22/2022)	25.51%	17.76%
− After taxes on distributions	25.10	17.31
− After taxes on distributions and sale of fund shares	15.36	14.10

Indexes	1 year	Lifetime (since fund’s inception)
S&P 500 Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	17.88%	14.48%
Russell 1000 Value Index (reflects no deductions for sales charges, account fees, expenses or U.S. federal income taxes)	15.91	9.76

Average Annual Return, Caption [Optional Text]	Average annual total returns For the periods ended December 31, 2025:
Performance Table Closing [Text Block]

After-tax returns are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation and likely will differ from the results shown above.

Performance Availability Website Address [Text]	capitalgroup.com/etf